Tangible fixed assets - Impairment (Details) $ in Thousands		12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Tangible fixed assets
Loss on sale of vessels		$ 171	$ (630)
Tangible fixed assets		$ 1,677,771	$ 1,888,583
Discount rate applied to cash flow projections		8.40%	7.50%
Steam vessels
Tangible fixed assets
Number of vessels for which value in use is lower than carrying amount | item		2
Number of vessels | item		3
Impairment loss		$ (4,444)
Impairment reversal resulting from potential increase in re-chartering rate		(22,034)
Impairment loss resulting from potential decrease in re-chartering rate		$ 14,027
Discount rate applied to cash flow projections		8.40%	7.50%
Percentage of increase or decrease in the discount rate for sensitivity analysis		0.50%
Impairment loss due to increase in discount rate		$ 2,927
Impairment reversal due to decrease in discount rate		(2,929)
Steam vessels | Average
Tangible fixed assets
Charter market rate used (per day)		35	$ 35
Increase or decrease in re-chartering rate for sensitivity analysis		5
Steam vessels impaired during current period
Tangible fixed assets
Impairment loss		(4,444)
Tangible fixed assets		130,400
Methane Jane Elizabeth
Tangible fixed assets
Impairment loss		(1,412)
Tangible fixed assets		65,408
Methane Alison Victoria
Tangible fixed assets
Impairment loss		(3,032)
Tangible fixed assets		64,992
Methane Shirley Elisabeth
Tangible fixed assets
Carrying amount reclassified as "Vessel held for sale"	$ 67,339
Impairment loss from remeasurement at lower of carrying amount and fair value less costs to sell	14,664
Loss on sale of vessels		(166)
Methane Heather Sally
Tangible fixed assets
Carrying amount reclassified as "Vessel held for sale"	74,123
Impairment loss from remeasurement at lower of carrying amount and fair value less costs to sell	$ 13,363
Gain arising from sale and leaseback transactions		$ 337